OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Mezzanine Preferred Stock (Details) - New Preferred Stock $ in Millions	Oct. 31, 2019 USD ($)
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Preferred Stock, fair value of mezzanine equity	$ 618.9
Preferred Stock, fair value of bifurcated derivative liability	470.3
Preferred Stock, initial value	$ 148.6